Intangible Assets - Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 9,369	$ 9,434	$ 9,344	$ 9,361
Mortgage servicing rights	2,791	2,645	$ 2,591	$ 2,512
Total	$ 12,761	12,662
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 155	89
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 104	131
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 34	45
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 308	$ 318
Straight line method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	6 years
Straight line method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	22 years
Straight line method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	10 years
Straight line method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	5 years
Accelerated method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	8 years
Accelerated method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	5 years
Accelerated method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	7 years
Accelerated method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	4 years